UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Errol M Rudman

Address:  712 Fifth Avenue
          20th Floor
          New York, NY 10019



13F File Number:  028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Errol M Rudman
Title:    Investment Manager
Phone:    (212) 521-5160


Signature, Place and Date of Signing:

  /s/ Errol M. Rudman           New York, New York           November 13, 2009
-----------------------     --------------------------     ---------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       47

Form 13F Information Table Value Total: $163,412
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

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
                                                     FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                                                           VALUE     SHS OR  SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION     MGRS   SOLE      SHARED  NONE
---------------------------  ---------------  ---------  --------   ------------------  ----------   -------  ----------------------

ALPHA NATURAL RESOURCES INC  COM              02076X102    2913       83000   SH           SOLE                 83000
AMPHENOL CORP NEW            CL A             032095101    7104      188537   SH           SOLE                188537
ANGLOGOLD ASHANTI LTD        SPONSORED ADR    035128206    3089       75775   SH           SOLE                 75775
ATLAS AMERICA INC            COM              049298102    7456      275444   SH           SOLE                275444
AVON PRODS INC               COM              054303102    2887       85000   SH           SOLE                 85000
BANK OF AMERICA CORPORATION  COM              060505104    3694      218300   SH           SOLE                218300
BARRICK GOLD CORP            COM              067901108    4153      109575   SH           SOLE                109575
BAXTER INTL INC              COM              071813109    1662       29150   SH           SOLE                 29150
BELDEN INC                   COM              077454106    2650      114700   SH           SOLE                114700
BERKLEY W R CORP             COM              084423102     877       34700   SH           SOLE                 34700
BIOMIMETIC THERAPEUTICS INC  COM              09064X101    6084      498253   SH           SOLE                498253
BOSTON SCIENTIFIC CORP       COM              101137107    1137      107400   SH           SOLE                107400
BRUKER CORP                  COM              116794108    5818      545275   SH           SOLE                545275
COMMSCOPE INC                COM              203372107     685       22875   SH           SOLE                 22875
CVS CAREMARK CORPORATION     COM              126650100    3903      109192   SH           SOLE                109192
DEERE & CO                   COM              244199105    2189       51000   SH           SOLE                 51000
DELTA AIR LINES INC DEL      COM NEW          247361702     582       65000   SH           SOLE                 65000
E TRADE FINANCIAL CORP       COM              269246104    1225      700000   SH           SOLE                700000
EXPRESS SCRIPTS INC          COM              302182100    4370       56325   SH           SOLE                 56325
GAMESTOP CORP NEW            CL A             36467W109    1628       61500   SH           SOLE                 61500
GOLDCORP INC NEW             COM              380956409    3010       74550   SH           SOLE                 74550
GREAT LAKES DREDGE & DOCK CO COM              390607109    1899      272000   SH           SOLE                272000
HORSEHEAD HLDG CORP          COM              440694305    2530      215900   SH           SOLE                215900
INSITUFORM TECHNOLOGIES INC  CL A             457667103    2782      145347   SH           SOLE                145347
IRIDIUM COMMUNICATIONS INC   COM              46269C102    3547      310900   SH           SOLE                310900
IRIDIUM COMMUNICATIONS INC   W EXP 2/14/2013  46269C110     329       70000   SH           SOLE                 70000
JETBLUE AIRWAYS CORP         COM              477143101    1908      319100   SH           SOLE                319100
JPMORGAN CHASE & CO          COM              46625H100    2125       48500   SH           SOLE                 48500
LAZARD LTD                   SHS A            G54050102    6796      164523   SH           SOLE                164523
LIMELIGHT NETWORKS INC       COM              53261M104     259       63850   SH           SOLE                 63850
MEDCO HEALTH SOLUTIONS INC   COM              58405U102    4154       75100   SH           SOLE                 75100
MOHAWK INDS INC              COM              608190104    3226       67650   SH           SOLE                 67650
OMNICARE INC                 COM              681904108    1642       72900   SH           SOLE                 72900
OPENTABLE INC                COM              68372A104    4806      174385   SH           SOLE                174385
PHARMERICA CORP              COM              71714F104    2292      123450   SH           SOLE                123450
RITCHIE BROS AUCTIONEERS     COM              767744105    9541      388800   SH           SOLE                388800
RITE AID CORP                COM              767754104    1725     1052100   SH           SOLE               1052100
RUSH ENTERPRISES INC         CL A             781846209    2580      199656   SH           SOLE                199656
SCHEIN HENRY INC             COM              806407102    2043       37200   SH           SOLE                 37200
SIRONA DENTAL SYSTEMS INC    COM              82966C103    5328      179100   SH           SOLE                179100
SLM CORP                     COM              78442P106    2756      316000   SH           SOLE                316000
SOTHEBYS                     COM              835898107    3665      212708   SH           SOLE                212708
SHANDA GAMES LTD             SPONSORED ADR    81941U105     690       59000   SH           SOLE                 59000
STIFEL FINL CORP             COM              860630102    7228      131650   SH           SOLE                131650
TRANSDIGM GROUP INC          COM              893641100   12713      255220   SH           SOLE                255220
TW TELECOM INC               COM              87311L104    8529      634092   SH           SOLE                634092
VARIAN INC                   COM              922206107    1205       23600   SH           SOLE                 23600

                                                         163412     9118282                                   9118282
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